Derivative Financial Instruments [Text Block]	6 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments [Text Block]

12.    DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. See Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2017 for a further discussion of the MUFG Group’s use of derivative instruments. During the six months ended September 30, 2017, there was no change in the MUFG Group’s use of derivative instruments that had a material impact on the MUFG Group’s financial position and results of operations.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by MUAH whose fiscal period ends on December 31.

Cash Flow Hedges

MUAH uses interest rate swaps to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on the London Interbank Offered Rate (“LIBOR”) indexed loans, and to a lesser extent, to hedge interest rate risk on rollover debt.

MUAH used interest rate swaps with a notional amount of ¥1,220.8 billion at June 30, 2017 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed loans. To the extent effective, payments received or paid under the swap contract offset fluctuations in interest income on loans caused by changes in the relevant LIBOR index. MUAH used interest rate swaps with a notional amount of ¥32.5 billion at June 30, 2017 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed short-term borrowings. At June 30, 2017, the weighted average remaining life of the active cash flow hedges was 4 years.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income (“OCI”) and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness are recognized in non-interest expense in the period in which they arise. At June 30, 2017, MUAH expects to reclassify approximately ¥2.7 billion of income from Accumulated OCI to net interest income during the twelve months ending June 30, 2018. This amount could differ from amounts actually realized due to changes in interest rates, hedge terminations and the addition of other hedges subsequent to June 30, 2017.

Fair Value Hedges

MUAH engages in an interest rate hedging strategy in which one or more interest rate swaps are associated with a specified interest bearing liability, in order to convert the liability from a fixed rate to a floating rate instrument. This strategy mitigates the changes in fair value of the hedged liability caused by changes in the designated benchmark interest rate, U.S. dollar LIBOR.

For fair value hedges, any ineffectiveness is recognized in non-interest expense in the period in which it arises. The change in the fair value of the hedged item and the hedging instrument, to the extent completely effective, offsets with no impact on earnings. For the six months ended June 30, 2017, MUAH recorded losses on the hedging instruments and gains on the hedged liability, both of which were less than ¥1 billion.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2017 and September 30, 2017:

	Notional amounts(1)
	March 31, 2017	September 30, 2017
	(in trillions)
Interest rate contracts	¥1,252.7	¥1,240.5
Foreign exchange contracts	216.9	222.6
Equity contracts	4.7	6.7
Commodity contracts	0.5	0.4
Credit derivatives	6.0	6.2
Others	4.3	4.2

Total	¥1,485.1	¥1,480.6

Note:	(1)	Includes both written and purchased positions.

Impact of Derivatives on the Condensed Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2017 and September 30, 2017:

	Fair value of derivative instruments
	March 31, 2017(1)(5)			September 30, 2017(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥14,240	¥2	¥14,242	¥12,210	¥1	¥12,211
Foreign exchange contracts	4,301	—	4,301	3,742	—	3,742
Equity contracts	188	—	188	206	—	206
Commodity contracts	35	—	35	29	—	29
Credit derivatives	67	—	67	67	—	67
Others	2	—	2	1	—	1

Total derivative assets	¥18,833	¥2	¥18,835	¥16,255	¥1	¥16,256

Derivative liabilities:
Interest rate contracts	¥14,305	¥23	¥14,328	¥12,245	¥20	¥12,265
Foreign exchange contracts	4,084	—	4,084	3,752	—	3,752
Equity contracts	182	—	182	253	—	253
Commodity contracts	31	—	31	27	—	27
Credit derivatives	58	—	58	68	—	68
Others(6)	(121)	—	(121)	(92)	—	(92)

Total derivative liabilities	¥18,539	¥23	¥18,562	¥16,253	¥20	¥16,273

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Condensed Consolidated Statements of Income and Accumulated OCI

The following tables provide more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of income and Accumulated OCI by accounting designation for the six months ended September 30, 2016 and 2017:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2016:
Interest rate contracts	¥—	¥67	¥67
Foreign exchange contracts	179	—	179
Equity contracts	—	(20)	(20)
Commodity contracts	—	1	1
Credit derivatives	—	13	13
Others	2	(20)	(18)

Total	¥181	¥41	¥222

Six months ended September 30, 2017:
Interest rate contracts	¥—	¥(8)	¥(8)
Foreign exchange contracts	(158)	—	(158)
Equity contracts	—	(146)	(146)
Commodity contracts	—	—	—
Credit derivatives	—	(1)	(1)
Others	(1)	(38)	(39)

Total	¥(159)	¥(193)	¥(352)

Gains and losses for derivatives designated as cash flow hedges

	Six months ended September 30,
	2016	2017
	(in billions)
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥46	¥4

Total	¥46	¥4

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥10	¥6

Total	¥10	¥6

Note:	(1)	Included in Interest income.

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the accompanying condensed consolidated balance sheets with the host contract.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. See Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2017 for a more detailed explanation and discussion of credit derivatives.

The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2017 and September 30, 2017:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2017:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥627,355	¥949,129	¥29,493	¥1,605,977	¥(21,005)
Non-investment grade	107,663	349,886	6,580	464,129	1,654
Not rated	5,973	5,981	—	11,954	(516)

Total	740,991	1,304,996	36,073	2,082,060	(19,867)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	7,000	198,335	63,767	269,102	(4,145)
Non-investment grade	17,000	52,145	21,316	90,461	(837)

Total	24,000	250,480	85,083	359,563	(4,982)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	14,000	72,192	1,000	87,192	(1,278)
Non-investment grade	21,000	73,000	—	94,000	(1,725)
Not rated	16,228	194,533	—	210,761	(11,734)

Total	51,228	339,725	1,000	391,953	(14,737)

Total index and basket credit default swaps sold	75,228	590,205	86,083	751,516	(19,719)

Total credit default swaps sold	816,219	1,895,201	122,156	2,833,576	(39,586)

Other credit derivatives sold(3)
Investment grade	—	78,553	—	78,553	—

Total credit derivatives	¥816,219	¥1,973,754	¥122,156	¥2,912,129	¥(39,586)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2017:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥542,236	¥995,380	¥65,303	¥1,602,919	¥(26,542)
Non-investment grade	151,212	303,399	6,790	461,401	(2,283)
Not rated	2,245	3,937	—	6,182	(262)

Total	695,693	1,302,716	72,093	2,070,502	(29,087)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	18,000	81,624	104,041	203,665	(4,191)
Non-investment grade	3,000	63,129	10,146	76,275	(978)

Total	21,000	144,753	114,187	279,940	(5,169)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	21,000	106,763	23,500	151,263	(3,146)
Non-investment grade	15,000	45,000	—	60,000	(1,206)
Not rated	31,135	239,376	897	271,408	(16,300)

Total	67,135	391,139	24,397	482,671	(20,652)

Total index and basket credit default swaps sold	88,135	535,892	138,584	762,611	(25,821)

Total credit default swaps sold	783,828	1,838,608	210,677	2,833,113	(54,908)

Other credit derivatives sold(3)
Investment grade	—	78,911	—	78,911	5

Total credit derivatives	¥783,828	¥1,917,519	¥210,677	¥2,912,024	¥(54,903)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Other credit derivatives primarily consist of total return swaps.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥33 billion and ¥2,327 billion, respectively, at March 31, 2017, and approximately ¥46 billion and ¥2,337 billion, respectively, at September 30, 2017.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group’s derivative instruments contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2017 and September 30, 2017 was approximately ¥1.0 trillion and ¥0.9 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥251 billion and ¥224 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥81 billion and ¥79 billion, respectively, as of March 31, 2017 and ¥68 billion and ¥76 billion, respectively, as of September 30, 2017.